Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Aerospace & Defense–3.02%
Lockheed Martin Corp.	727,852	$275,834,072
Air Freight & Logistics–1.80%
C.H. Robinson Worldwide, Inc.	630,617	59,101,425
United Parcel Service, Inc., Class B	737,545	105,291,924
		164,393,349
Application Software–0.60%
Adobe, Inc.(b)	123,231	54,753,998
Automobile Manufacturers–0.40%
General Motors Co.	1,461,671	36,380,991
Automotive Retail–0.71%
O’Reilly Automotive, Inc.(b)	136,068	64,956,142
Biotechnology–2.46%
Amgen, Inc.	555,318	135,869,655
Gilead Sciences, Inc.	697,294	48,482,852
Neurocrine Biosciences, Inc.(b)	335,846	40,422,424
		224,774,931
Commodity Chemicals–0.52%
Valvoline, Inc.	2,299,323	47,182,108
Communications Equipment–1.15%
Motorola Solutions, Inc.	754,076	105,419,825
Construction Materials–0.18%
Vulcan Materials Co.	141,160	16,575,007
Consumer Finance–1.23%
Capital One Financial Corp.	1,761,702	112,396,588
Data Processing & Outsourced Services–2.71%
Fiserv, Inc.(b)	634,746	63,341,303
Mastercard, Inc., Class A	598,114	184,536,113
		247,877,416
Distillers & Vintners–0.98%
Constellation Brands, Inc., Class A	501,989	89,454,440
Diversified Banks–2.53%
JPMorgan Chase & Co.	2,393,764	231,333,353
Electric Utilities–1.17%
Duke Energy Corp.	1,261,679	106,914,678
Environmental & Facilities Services–1.30%
Waste Connections, Inc.	1,160,303	118,780,218
Financial Exchanges & Data–2.04%
Intercontinental Exchange, Inc.	1,927,898	186,581,968
General Merchandise Stores–1.14%
Target Corp.	829,783	104,453,084
Health Care Equipment–0.62%
Zimmer Biomet Holdings, Inc.	417,471	56,300,139
Shares		Value
Health Care Facilities–1.87%
HCA Healthcare, Inc.	1,352,257	$171,249,826
Health Care Services–0.34%
Laboratory Corp. of America Holdings(b)	161,217	31,101,984
Health Care Supplies–1.07%
Alcon, Inc. (Switzerland)(b)	809,975	48,582,301
Quidel Corp.(b)	175,450	49,559,361
		98,141,662
Home Improvement Retail–2.42%
Home Depot, Inc. (The)	831,334	220,710,864
Homebuilding–0.79%
D.R. Horton, Inc.	1,084,080	71,722,733
Household Products–5.20%
Church & Dwight Co., Inc.	1,162,569	111,990,272
Procter & Gamble Co. (The)	2,497,785	327,509,569
Reckitt Benckiser Group PLC (United Kingdom)	356,845	36,092,330
		475,592,171
Industrial Conglomerates–1.00%
Honeywell International, Inc.	609,057	90,974,844
Industrial REITs–3.14%
Prologis, Inc.	2,720,523	286,797,535
Integrated Oil & Gas–0.70%
Suncor Energy, Inc. (Canada)	4,068,302	64,116,439
Integrated Telecommunication Services–2.35%
Verizon Communications, Inc.	3,728,160	214,294,637
Interactive Media & Services–6.30%
Alphabet, Inc., Class A(b)	100,928	150,175,818
Facebook, Inc., Class A(b)	1,244,074	315,584,251
Tencent Holdings Ltd., ADR (China)	1,606,753	110,046,513
		575,806,582
Internet & Direct Marketing Retail–8.64%
Amazon.com, Inc.(b)	206,896	654,759,633
Booking Holdings, Inc.(b)	81,111	134,817,027
		789,576,660
IT Consulting & Other Services–2.24%
Accenture PLC, Class A	612,639	137,708,994
Amdocs Ltd.	1,078,767	66,991,431
		204,700,425
Life Sciences Tools & Services–2.35%
Avantor, Inc.(b)	1,560,604	34,458,136
Thermo Fisher Scientific, Inc.	435,845	180,418,038
		214,876,174
Managed Health Care–4.42%
UnitedHealth Group, Inc.	1,333,332	403,706,263

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Fund®

Shares		Value
Movies & Entertainment–0.52%
Live Nation Entertainment, Inc.(b)	346,526	$16,220,882
Warner Music Group Corp., Class A(b)	1,027,405	30,976,261
		47,197,143
Multi-Sector Holdings–2.46%
Berkshire Hathaway, Inc., Class B(b)	1,146,878	224,535,775
Oil & Gas Refining & Marketing–0.43%
Valero Energy Corp.	703,381	39,551,114
Oil & Gas Storage & Transportation–1.10%
Magellan Midstream Partners L.P.	2,492,039	100,902,659
Other Diversified Financial Services–1.66%
Equitable Holdings, Inc.	7,408,159	151,570,933
Packaged Foods & Meats–1.00%
a2 Milk Co. Ltd. (New Zealand)(b)	1,416,017	19,549,077
Mondelez International, Inc., Class A	1,288,408	71,493,760
		91,042,837
Pharmaceuticals–4.89%
AstraZeneca PLC, ADR (United Kingdom)	4,289,146	239,248,564
Merck & Co., Inc.	2,590,410	207,854,498
		447,103,062
Property & Casualty Insurance–1.90%
Progressive Corp. (The)	1,922,487	173,677,476
Railroads–1.25%
Union Pacific Corp.	660,817	114,552,627
Shares		Value
Semiconductor Equipment–2.36%
Applied Materials, Inc.	3,355,438	$215,855,326
Semiconductors–4.21%
QUALCOMM, Inc.	2,238,228	236,379,259
Texas Instruments, Inc.	1,164,965	148,591,286
		384,970,545
Soft Drinks–0.73%
PepsiCo, Inc.	483,287	66,529,288
Specialty Chemicals–0.36%
Ecolab, Inc.	173,811	32,516,562
Systems Software–9.19%
Microsoft Corp.	4,095,004	839,516,770
Total Common Stocks & Other Equity Interests (Cost $6,730,735,765)		9,087,253,223
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	24,366,736	24,366,736
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	12,193,986	12,201,303
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	27,847,699	27,847,699
Total Money Market Funds (Cost $64,415,738)		64,415,738
TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $6,795,151,503)		9,151,668,961
OTHER ASSETS LESS LIABILITIES—(0.16)%		(14,266,339)
NET ASSETS–100.00%		$9,137,402,622
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$68,440,825	$1,131,583,088	$(1,175,657,177)	$-	$-	$24,366,736	$751,954
Invesco Liquid Assets Portfolio, Institutional Class	-	60,773,887	(48,571,027)	-	(1,557)	12,201,303	5,571
Invesco Treasury Portfolio, Institutional Class	-	137,851,623	(110,003,924)	-	-	27,847,699	6,137
Total	$68,440,825	$1,330,208,598	$(1,334,232,128)	$-	$(1,557)	$64,415,738	$763,662

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,031,611,816	$55,641,407	$—	$9,087,253,223
Money Market Funds	64,415,738	—	—	64,415,738
Total Investments	$9,096,027,554	$55,641,407	$—	$9,151,668,961
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street Fund® to Invesco Main Street Fund®.
Invesco Oppenheimer Main Street Fund®